Ordinary Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended
	Feb. 10, 2021 USD ($) $ / shares shares	Mar. 28, 2018 shares	Mar. 07, 2018 USD ($) shares	Feb. 03, 2015 $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 27, 2014 $ / shares shares
Class of Stock [Line Items]
Net proceeds | $					$ 213,200
Underwriter commissions and relevant offering expenses | $					$ 7,000
Ordinary shares outstanding						118,627,161	117,544,201
NetEase [Member]
Class of Stock [Line Items]
Number of shares issued			65,377,160
Total consideration of share issued | $			$ 7
Description of share split			This issuance to NetEase was treated as an in substance 10,000 to 65,387,160 share split.
Youdao Information [Member]
Class of Stock [Line Items]
Number of shares issued		26,612,840
Ordinary shares [Member] | NetEase [Member]
Class of Stock [Line Items]
Number of ordinary shares issued								1
Common stock par value | $ / shares				$ 0.0001				$ 1
Number of shares split				10,000
Class A ordinary shares [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares						$ 0.0001	$ 0.0001
Number of shares issued on conversion					6,814,815
Voting right					one vote per share
Ordinary shares outstanding						30,638,801	29,255,841
Class B ordinary shares [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares						$ 0.0001	$ 0.0001
Voting right					three votes per share
Conversion ratio					1
Ordinary shares outstanding						87,988,360	88,288,360
IPO [Member] | American depositary shares [Member]
Class of Stock [Line Items]
Number of shares issued					5,600,000
IPO [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares					$ 0.0001
Class A ordinary shares represented					1
Private Placement [Member] | Class A ordinary shares [Member] | Orbis Investment Management Limited [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares					$ 17
Number of shares issued					7,352,941
Total consideration connection with concurrent private placements | $					$ 125,000
Follow-on Public Offering [Member] | American depositary shares [Member]
Class of Stock [Line Items]
Number of shares issued	7,000,000
Underwriter commissions and relevant offering expenses | $	$ 6,400
Proceeds received from ordinary shareholders | $	$ 231,600
Follow-on Public Offering [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares	$ 0.0001
Class A ordinary shares represented	1